Derivatives and Concentration of Credit Risk - Derivatives related to production (Detail) - Derivatives related to production - Short Position [Member] BTU / d in Thousands	12 Months Ended
	Dec. 31, 2017 bbl / d BTU / d $ / MMBtu $ / bbl
Price Risk Derivative [Member] | 2018 [Member] | Crude Oil [Member] | WTI
Derivative [Line Items]
Notional Volume | bbl / d	(57,500)	[1]
Underlying, Derivative Energy Measure | $ / bbl	52.82	[2]
Price Risk Derivative [Member] | 2018 [Member] | Natural Gas | Henry Hub
Derivative [Line Items]
Notional Volume | BTU / d	(140)	[1]
Underlying, Derivative Energy Measure	2.97	[2]
Price Risk Derivative [Member] | 2018 [Member] | Natural Gas Liquids [Member] | Ethane-Mont [Member]
Derivative [Line Items]
Notional Volume | bbl / d	(3,078)	[1]
Underlying, Derivative Energy Measure	0.29	[2]
Price Risk Derivative [Member] | 2018 [Member] | Natural Gas Liquids [Member] | Propane [Member]
Derivative [Line Items]
Notional Volume | bbl / d	(900)	[1]
Underlying, Derivative Energy Measure	0.79	[2]
Price Risk Derivative [Member] | 2018 [Member] | Natural Gas Liquids [Member] | Propane-Mont [Member]
Derivative [Line Items]
Notional Volume | bbl / d	(3,604)	[1]
Underlying, Derivative Energy Measure	0.80	[2]
Price Risk Derivative [Member] | 2018 [Member] | Natural Gas Liquids [Member] | ISO Butane [Member]
Derivative [Line Items]
Notional Volume | bbl / d	(651)	[1]
Underlying, Derivative Energy Measure	0.91	[2]
Price Risk Derivative [Member] | 2018 [Member] | Natural Gas Liquids [Member] | Normal Butane [Member]
Derivative [Line Items]
Notional Volume | bbl / d	(1,701)	[1]
Underlying, Derivative Energy Measure	0.90	[2]
Price Risk Derivative [Member] | 2018 [Member] | Natural Gas Liquids [Member] | Natural [Member]
Derivative [Line Items]
Notional Volume | bbl / d	(1,401)	[1]
Underlying, Derivative Energy Measure	1.31	[2]
Price Risk Derivative [Member] | 2019 [Member] | Crude Oil [Member] | WTI
Derivative [Line Items]
Notional Volume | bbl / d	(32,000)	[1]
Underlying, Derivative Energy Measure | $ / bbl	51.99	[2]
Price Risk Derivative [Member] | 2019 [Member] | Natural Gas | Henry Hub
Derivative [Line Items]
Notional Volume | BTU / d	(50)	[1]
Underlying, Derivative Energy Measure	2.88	[2]
Basis Swap [Member] | 2018 [Member] | Crude Oil [Member] | Midland-Cushing [Member]
Derivative [Line Items]
Notional Volume | bbl / d	(17,521)	[1]
Underlying, Derivative | $ / bbl	(0.91)	[2]
Basis Swap [Member] | 2018 [Member] | Crude Oil [Member] | Nymex [Member]
Derivative [Line Items]
Notional Volume | bbl / d	(20,000)	[1]
Underlying, Derivative Energy Measure | $ / bbl	0.03	[2]
Basis Swap [Member] | 2018 [Member] | Natural Gas | Permian [Member]
Derivative [Line Items]
Notional Volume | BTU / d	(48)	[1]
Underlying, Derivative	(0.31)	[2]
Basis Swap [Member] | 2018 [Member] | Natural Gas | Waha [Member]
Derivative [Line Items]
Notional Volume | BTU / d	(15)	[1]
Underlying, Derivative Energy Measure	0.93	[2]
Basis Swap [Member] | 2018 [Member] | Natural Gas | Houston Ship [Member]
Derivative [Line Items]
Notional Volume | BTU / d	(43)	[1]
Underlying, Derivative	(0.08)	[2]
Basis Swap [Member] | 2018 [Member] | Natural Gas | San Juan [Member]
Derivative [Line Items]
Notional Volume | BTU / d	(40)	[1]
Underlying, Derivative	(0.30)	[2]
Basis Swap [Member] | 2019 [Member] | Crude Oil [Member] | Midland-Cushing [Member]
Derivative [Line Items]
Notional Volume | bbl / d	(20,000)	[1]
Underlying, Derivative | $ / bbl	(0.93)	[2]
Basis Swap [Member] | 2019 [Member] | Crude Oil [Member] | Nymex [Member]
Derivative [Line Items]
Notional Volume | bbl / d	(20,000)	[1]
Underlying, Derivative Energy Measure | $ / bbl	0.11	[2]
Basis Swap [Member] | 2019 [Member] | Natural Gas | Permian [Member]
Derivative [Line Items]
Notional Volume | BTU / d	(25)	[1]
Underlying, Derivative	(0.39)	[2]
Basis Swap [Member] | 2019 [Member] | Natural Gas | Waha [Member]
Derivative [Line Items]
Notional Volume | BTU / d	(45)	[1]
Underlying, Derivative Energy Measure	0.07	[2]
Basis Swap [Member] | 2019 [Member] | Natural Gas | Houston Ship [Member]
Derivative [Line Items]
Notional Volume | BTU / d	(30)	[1]
Underlying, Derivative	(0.09)	[2]
Basis Swap [Member] | 2020 [Member] | Crude Oil [Member] | Midland-Cushing [Member]
Derivative [Line Items]
Notional Volume | bbl / d	(5,000)	[1]
Underlying, Derivative | $ / bbl	(1.16)	[2]
Call Option [Member] | 2018 [Member] | Crude Oil [Member] | WTI
Derivative [Line Items]
Notional Volume | bbl / d	(13,000)	[1]
Underlying, Derivative Energy Measure | $ / bbl	58.89	[2]
Call Option [Member] | 2018 [Member] | Natural Gas | Henry Hub
Derivative [Line Items]
Notional Volume | BTU / d	(16)	[1]
Underlying, Derivative Energy Measure	4.75	[2]
Call Option [Member] | 2019 [Member] | Crude Oil [Member] | WTI
Derivative [Line Items]
Notional Volume | bbl / d	(5,000)	[1]
Underlying, Derivative Energy Measure | $ / bbl	54.08	[2]

[1]	(b)Crude oil volumes are reported in Bbl/day, natural gas volumes are reported in BBtu/day
[2]	(c)The weighted average price for crude oil is reported in $/Bbl, the natural gas is reported in $/MMBtu and the natural gas liquids is reported in $/Gallon.